TAXATION - Income before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION
Total income before income taxes	¥ 290,188	¥ 195,468	¥ 149,023
China
TAXATION
Total income before income taxes	291,928	194,154	148,443
Hong Kong
TAXATION
Total income before income taxes	(427)	¥ 1,314	590
Cayman Islands
TAXATION
Total income before income taxes	(1,354)
British Virgin Islands
TAXATION
Total income before income taxes	¥ 41		¥ (10)